DIVIDEND PAYABLES (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of dividend payables

	As of March 31,
	2024	2025
	HK$’000	HK$’000

Dividend payables – related party (Note 16(c))	6,444	-